S000003848 [Member] Expense Example, No Redemption - Putnam Large Cap Growth Fund - Class C Shares	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 172
Expense Example, No Redemption, 3 Years	532
Expense Example, No Redemption, 5 Years	917
Expense Example, No Redemption, 10 Years	$ 1,795